Debentures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Schedule of debentures

	Issue	Guarantee (a)	12.31.2024	12.31.2023
Company
Copel GeT	5ª	Personal guarantee	82,619	157,327
	6ª		276,193	687,405
	7ª		1,598,771	1,579,711
	8ª		1,386,822	1,382,891
	9ª		1,637,685	–
			4,982,090	3,807,334
Copel DIS	5ª	Personal guarantee	678,738	647,092
	6ª		1,620,153	1,590,262
	7ª		1,397,531	1,535,469
	8ª		1,206,459	1,607,404
	9ª		2,306,826	–
			7,209,707	5,380,227
Complexo Brisa	2ª	Real and personal guarantee and pledge of Copel GeT shares	183,225	200,890
Copel Serviços	1ª	Personal guarantee	71,247	–
Cutia	1ª	Real and personal guarantee and pledge of Copel GeT shares	327,685	349,555
		Gross debt	12,773,954	9,738,006
		(-) Transaction cost	(146,589)	(118,900)
		Net debt	12,627,365	9,619,106
		Current	2,025,110	1,225,649
		Noncurrent	10,602,255	8,393,457
(a) Copel is the intervening guarantor of all emissions presented in the table.

Schedule of maturity of noncurrent installments

12.31.2024	Gross debt	(-) Transaction cost	Net debt
2026	2,214,018	(25,094)	2,188,924
2027	1,409,332	(17,415)	1,391,917
2028	742,135	(14,311)	727,824
2029	1,497,833	(14,027)	1,483,806
2030	1,746,751	(13,268)	1,733,483
After 2030	3,107,274	(30,973)	3,076,301
	10,717,343	(115,088)	10,602,255

Schedule of changes in debentures

Total
Balance as of January 1, 2023	7,803,855
Funding	3,195,000
(-) Transaction costs (a)	(61,632)
Charges and monetary variations	1,316,462
Payment – principal	(1,212,347)
Payment – charges	(1,138,030)
Reclassification (b)	(284,202)
Balance as of December 31, 2023	9,619,106
Funding	3,920,000
(-) Transaction costs	(60,623)
Charges and monetary variations	1,339,067
Payment – principal	(1,135,225)
Payment – charges	(1,114,064)
Reclassification (b)	59,104
Balance as of December 31, 2024	12,627,365
(a) Balance refers to the financial consideration (waiver) paid as a result of the process of transforming Copel into a Corporation.
(b) Reclassification to Liabilities classified as held for sale (Note 37).

Schedule of financial covenants

Company	Contractual Instrument	Annual financial ratio	Limit
Copel GeT	5th issue of Debentures	Consolidated net debt / Consolidated EBITDA Debt service coverage ratio (a)	≤ 3,5 ≥ 1,5
6th issue of Debentures
7th issue of Debentures
8th issue of Debentures
9th issue of Debentures
Copel DIS	5th issue of Debentures
6th issue of Debentures
7th issue of Debentures
8th issue of Debentures
9th issue of Debentures
Copel Serviços	1th issue of Debentures
Cutia	1th issue of Debentures	Debt service coverage ratio (a)	≥ 1,2
Nova Asa Branca I	2nd issue of Debentures	Debt service coverage ratio	≥ 1,3
Nova Asa Branca II
Nova Asa Branca III
Nova Eurus IV
Ventos de Santo Uriel
(a) Indicator calculated with the values from Copel’s consolidated financial statement.